Stockholders' Equity (Details 2)	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2025
Inducement Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Expected volatility	73.50%
Weighted-average risk-free rate	4.37%
Expected term in years	5 years 6 months
Expected dividend yield	0.00%
Commission Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Expected volatility		73.50%
Weighted-average risk-free rate		4.60%
Expected term in years		5 years 6 months
Expected dividend yield		0.00%